Condensed Consolidated Statements of Comprehensive Loss (USD $)	3 Months Ended		12 Months Ended		239 Months Ended	242 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
OPERATING EXPENSES:
Research and development	$ 550,000	$ 221,875	$ 1,390,438	$ 988,127	$ 11,457,638	$ 12,007,638
Research and development - stock-based compensation					3,623,294	3,623,294
Patent application and prosecution fees	414,436	325,477	2,069,530	1,345,743	12,728,425	13,142,864
Salaries and related expenses	432,267	125,306	1,900,690	951,411	16,681,654	17,113,921
Stock-based compensation		811,031	26,064,190	9,950,226	56,945,272	56,945,272
Selling, general and administrative expenses	299,041	181,342	1,407,546	622,451	7,541,906	7,822,066
Depreciation and amortization	633	353	3,393	1,412	9,279	28,790
Total operating expenses	1,696,377	1,665,384	32,835,787	13,869,370	108,987,468	110,683,845
LOSS FROM OPERATIONS	(1,696,377)	(1,665,384)	32,835,787	13,869,370	108,987,468	(110,683,845)
OTHER INCOME (EXPENSES):
Gain on settlement of lawsuit					268,187	268,187
Interest expense		(266,908)	(4,591,153)	(4,582,324)	(19,229,445)	(19,229,445)
Interest income					349,162	349,162
Loss on extinguishment of debt		(1,811,800)	(1,811,800)		(44,836,858)	(44,836,858)
Total other expense		(2,078,708)	(6,402,953)	(6,992,830)	(63,448,954)	(63,448,954)
LOSS BEFORE INCOME TAX BENEFIT	(1,696,377)	(3,744,092)	(39,238,740)	(20,862,200)	(172,436,422)	(174,132,799)
INCOME TAX BENEFIT					173,394	173,394
NET LOSS	$ (1,696,377)	$ (3,744,092)	$ (39,238,740)	$ (20,862,200)	$ (172,263,028)	$ (173,959,405)
NET LOSS per share (basic and diluted)	$ (0.04)	$ (0.21)	$ (0.59)	$ (0.52)
WEIGHTED AVERAGE COMMON SHARES, OUTSTANDING, BASIC and DILUTED	43,131,260	17,485,413	66,855,209	40,395,528